Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Profit	$ 9,183	$ 2,769	$ 9,867
Depreciation, amortization and impairment	4,276	3,477	3,153
Impairment losses on receivables, inventories and other assets	130	110	64
Additions/(reversals) in provisions and employee benefits	178	293	324
Net finance cost/(income)	6,507	8,564	1,453
Loss/(gain) on sale of property, plant and equipment and intangible assets	(117)	(4)	(189)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(47)	(410)	(362)
Equity-settled share-based payment expense	351	231	221
Income tax expense	1,920	1,613	2,594
Other non-cash items included in profit	(284)	(286)	(389)
Share of result of associates and joint ventures	(430)	(16)	(10)
Cash flow from operating activities before changes in working capital and use of provisions	21,667	16,341	16,726
Decrease/(increase) in trade and other receivables	67	(714)	(138)
Decrease/(increase) in inventories	(213)	(364)	(424)
Increase/(decrease) in trade and other payables	365	1,251	2,348
Pension contributions and use of provisions	(616)	(470)	(449)
Cash generated from operations	21,270	16,044	18,063
Interest paid	(4,652)	(3,279)	(1,943)
Interest received	811	558	334
Dividends received	142	43	22
Income tax paid	(2,141)	(3,256)	(2,355)
CASH FLOW FROM OPERATING ACTIVITIES	15,430	10,110	14,121
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(4,741)	(4,979)	(4,749)
Proceeds from sale of property, plant and equipment and of intangible assets	617	211	412
Proceeds from SAB transaction-related divestitures	11,697	16,342
Taxes on SAB transaction-related divestitures	(3,449)
Acquisition of other subsidiaries, net of cash acquired	(598)	(1,445)	(990)
Sale of subsidiaries, net of cash disposed of	42	653	72
Net of tax proceeds from the sale of assets held for sale	16	146	397
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4,337	(5,583)	169
Net proceeds from sale/(acquisition) of other assets	(280)	(27)	(195)
Net repayments/(payments) of loans granted	213	(229)	(46)
CASH FLOW FROM INVESTING ACTIVITIES	7,854	(60,077)	(4,930)
FINANCING ACTIVITIES
Purchase of non-controllinginterest	(206)	(10)	(296)
Net proceeds from the issue of share capital			5
Proceeds from borrowings	13,352	86,292	16,237
Payments on borrowings	(23,333)	(23,617)	(15,780)
Cash net finance (cost)/income other than interests	(1,542)	(3,484)	(481)
Share buyback			(1,000)
Dividends paid	(9,275)	(8,450)	(7,966)
CASH FLOW FROM FINANCING ACTIVITIES	(21,004)	50,731	(9,281)
Net increase/(decrease) in cash and cash equivalents	2,280	764	(90)
Cash and cash equivalents less bank overdrafts at beginning of year	8,395	6,910	8,316
Effect of exchange rate fluctuations	(319)	721	(1,316)
Cash and cash equivalents less bank overdrafts at end of period	$ 10,356	8,395	$ 6,910
SAB [member]
INVESTING ACTIVITIES
Acquisition of other subsidiaries, net of cash acquired		$ (65,166)